Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Commitments

Operating lease commitments for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$75.2
2014	64.6
2015	54.2
2016	39.5
2017	29.9
Thereafter	65.4

Total	$328.8